Financial Instruments - Summary of Financial Derivative Transactions Qualifying as Hedge Instruments Resulted in Recognition of Assets and Liabilities (Detail) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedging instruments [line items]
Assets Current	$ 39,022,012	$ 20,038,433
Assets Non-Current	4,191,543	30,789,703
Liabilities Current	81,195,765	304,278
Liabilities Non-current	2,629,715	21,045,216
Interest rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Assets Current	852,119
Assets Non-Current	4,191,543
Interest rate hedge [Member] | Cash flow hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Assets Current	852,119
Assets Non-Current	4,191,543
Exchange rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Assets Current	38,169,893	20,038,433
Assets Non-Current		30,789,703
Liabilities Current	81,195,765	304,278
Liabilities Non-current	2,629,715	21,045,216
Exchange rate hedge [Member] | Cash flow hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Assets Current	38,169,893	20,038,433
Assets Non-Current		30,789,703
Liabilities Current	81,195,765	304,278
Liabilities Non-current	$ 2,629,715	$ 21,045,216